Intangible assets (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of goodwill based on cash-generating units
The detail of Intangible Assets - Goodwill at 30 June 2020 and 31 December 2019, based on the cash-generating units giving rise thereto, is as follows:

	Million euros
	30-06-2020	31-12-2019
Banco Santander (Brasil)	3,216	4,388
SAM Investment Holdings Limited (*)	1,444	1,173
Santander Consumer Germany	1,236	1,236
Santander Bank Polska	1,133	2,427
Santander Portugal	1,040	1,040
Santander España	1,027	1,027
Santander Consumer USA	986	2,143
Santander Bank, National Association	647	1,828
Santander UK	584	7,147
Banco Santander Chile	540	589
Grupo Financiero Santander (Mexico)	426	460
Santander Consumer Nordics	210	496
Other entities	106	292
Total Goodwill	12,595	24,246
(*) The increase in 2020 arises from the repurchase of the pension plan and collective investment institution business from Banco Popular Español, S.A.U. to the Allianz Group (see Note 2).

Disclosure of reconciliation of changes in goodwill
The changes in goodwill were as follows:

Million euros
2020
Balance at beginning of year	24,246
Additions	346
Of which:
SAM Investment Holdings Limited (Note 2)	271
Impairment losses	(10,100)
Of which:
Santander UK	(6,101)
Santander Bank Polska	(1,192)
Santander Consumer USA	(1,153)
Santander Bank, National Association	(1,177)
Santander Consumer Nordics	(277)
Disposals or changes in scope of consolidation	—
Exchange differences and other items	(1,897)
Balance at end of period	12,595

Disclosure of sensitivity analysis for main assumptions
Following is a detail of the main assumptions which has been taken into account for determine the recoverable amount as of 30 June 2020 of the most significant cash-generating units which were valued using the discounted cash flow method and those used in 2019 year-end for comparison purposes:

	30-06-2020		31-12-2019
	Discount rate (*)	Nominal perpetual growth rate	Discount rate (*)	Nominal perpetual growth rate
Santander UK	9.4%	2.3%	8.5%	2.5%
Santander Bank Polska	10.2%	3.5%	9.2%	3.5%
Santander Consumer USA	10.6%	1.5%	9.5%	1.5%
Santander Bank, National Association(**)	10.7%	2.5%	9.6%	3.6%
Santander Consumer Nordics	9.9%	2.0%	8.6%	2.5%
(*) Post-tax discount rate.
(**) Weighted information of the main hypotheses of the segments that are allocated within the goodwill.